PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment
Property and equipment as of December 31, 2023 included the following:

	Computer equipment and software	Furniture and office supplies	Office fixtures	Vehicles	Buildings	Lands	Properties under construction	Total
Useful life (years)	3	5	3 - 5	5	50
Cost
Values at beginning of year	92,837	16,479	78,210	276	31,505	2,354	59,174	280,835
Additions related to business combinations (note 26.2)	2,213	287	83	350	280	—	169	3,382
Additions	11,415	1,142	582	33	—	—	17,454	30,626
Derecognition	(3,083)	(104)	(63)	(238)	—	—	—	(3,488)
Transfers	26	610	25,975	—	42,649	—	(69,260)	—
Translation	83	69	318	8	26	—	2	506
Values at end of year	103,491	18,483	105,105	429	74,460	2,354	7,539	311,861

Depreciation
Accumulated at beginning of year	55,361	10,983	50,816	113	1,829	—	—	119,102
Additions	18,372	2,419	10,857	148	964	—	—	32,760
Derecognition	(2,619)	(56)	(63)	(176)	—	—	—	(2,914)
Translation	(39)	38	154	6	18	—	—	177
Accumulated at end of year	71,075	13,384	61,764	91	2,811	—	—	149,125
Carrying amount	32,416	5,099	43,341	338	71,649	2,354	7,539	162,736

Property and equipment as of December 31, 2022 included the following:

	Computer equipment and software	Furniture and office supplies	Office fixtures	Vehicles	Buildings	Lands	Properties under construction	Total
Useful life (years)	3	5	3 - 5	5	50
Cost
Values at beginning of year	66,602	14,207	68,302	240	13,971	2,354	62,614	228,290
Additions related to business combinations (note 26.2)	650	147	398	128	—	—	—	1,323
Additions	26,542	2,599	1,269	—	—	—	22,749	53,159
Disposals	(776)	(458)	(296)	—	—	—	—	(1,530)
Transfers	1	(9)	8,667	—	17,534	—	(26,193)	—
Translation	(182)	(7)	(130)	(92)	—	—	4	(407)
Values at end of year	92,837	16,479	78,210	276	31,505	2,354	59,174	280,835

Depreciation
Accumulated at beginning of year	42,024	8,475	42,915	11	1,492	—	—	94,917
Additions	13,899	2,896	8,110	82	337	—	—	25,324
Disposals	(746)	(397)	(286)	—	—	—	—	(1,429)
Translation	184	9	77	20	—	—	—	290
Accumulated at end of year	55,361	10,983	50,816	113	1,829	—	—	119,102
Carrying amount	37,476	5,496	27,394	163	29,676	2,354	59,174	161,733